Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 133,702	$ 5,932,373	$ (6,072,405)	$ (6,330)
Shares, Issued, Beginning Balance at Dec. 31, 2019	133,702,938
Net loss for period			(46,278)	(46,278)
Ending balance, value at Dec. 31, 2020	$ 133,702	5,932,373	(6,118,683)	(52,608)
Shares, Issued at Dec. 31, 2020	133,702,938
Common stock issued for conversion of convertible note and accrued interest	$ 9,284	37,138		46,422
Common stock issued for coversion of convertible note and accrued interest, (in shares)	9,284,445
Beneficial conversion feature		45,000		45,000
Net loss for period			(61,110)	(61,110)
Ending balance, value at Mar. 31, 2021	$ 142,986	6,014,511	(6,179,793)	(22,296)
Shares, Issued at Mar. 31, 2021	142,987,383
Beginning balance, value at Dec. 31, 2020	$ 133,702	5,932,373	(6,118,683)	(52,608)
Shares, Issued, Beginning Balance at Dec. 31, 2020	133,702,938
Net loss for period				(89,662)
Ending balance, value at Jun. 30, 2021	$ 143,036	6,015,011	(6,208,345)	(50,298)
Shares, Issued at Jun. 30, 2021	143,037,383
Beginning balance, value at Dec. 31, 2020	$ 133,702	5,932,373	(6,118,683)	(52,608)
Shares, Issued, Beginning Balance at Dec. 31, 2020	133,702,938
Common stock issued for conversion of convertible note and accrued interest	$ 9,284	37,138		46,422
Common stock issued for coversion of convertible note and accrued interest, (in shares)	9,284,445
Beneficial conversion feature		45,000		45,000
Common stock issued for services	$ 18,717	10,693		29,410
Common stock issued for services, (in shares)	18,717,312
Net loss for period			(208,147)	(208,147)
Ending balance, value at Dec. 31, 2021	$ 161,703	6,034,941	(6,326,830)	(130,186)
Shares, Issued at Dec. 31, 2021	161,704,695
Beginning balance, value at Mar. 31, 2021	$ 142,986	6,014,511	(6,179,793)	(22,296)
Shares, Issued, Beginning Balance at Mar. 31, 2021	142,987,383
Common stock issued for services	$ 50	500		550
Common stock issued for services, (in shares)	50,000
Net loss for period			(28,552)	(28,552)
Ending balance, value at Jun. 30, 2021	$ 143,036	6,015,011	(6,208,345)	(50,298)
Shares, Issued at Jun. 30, 2021	143,037,383
Beginning balance, value at Mar. 31, 2021	$ 142,986	6,014,511	(6,179,793)	(22,296)
Shares, Issued, Beginning Balance at Mar. 31, 2021	142,987,383
Common stock issued for services, (in shares)	50,000
Ending balance, value at Dec. 31, 2021	$ 161,703	6,034,941	(6,326,830)	(130,186)
Shares, Issued at Dec. 31, 2021	161,704,695
Net loss for period			(16,729)	(16,729)
Ending balance, value at Mar. 31, 2022	$ 161,703	6,034,941	(6,343,559)	(146,915)
Shares, Issued at Mar. 31, 2022	161,704,695
Beginning balance, value at Dec. 31, 2021	$ 161,703	6,034,941	(6,326,830)	(130,186)
Shares, Issued, Beginning Balance at Dec. 31, 2021	161,704,695
Net loss for period				(28,069)
Ending balance, value at Jun. 30, 2022	$ 161,703	6,034,941	(6,354,899)	(158,255)
Shares, Issued at Jun. 30, 2022	161,704,695
Beginning balance, value at Mar. 31, 2022	$ 161,703	6,034,941	(6,343,559)	(146,915)
Shares, Issued, Beginning Balance at Mar. 31, 2022	161,704,695
Net loss for period			(11,340)	(11,340)
Ending balance, value at Jun. 30, 2022	$ 161,703	$ 6,034,941	$ (6,354,899)	$ (158,255)
Shares, Issued at Jun. 30, 2022	161,704,695